Summary of Significant Accounting Policies - Schedule of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Cash and cash equivalents	$ 25,605	$ 23,476
Restricted cash included in Other non-current assets	1,174	1,127
Total cash, cash equivalents and restricted cash	$ 26,779	$ 24,603	$ 43,126	$ 77,792